Financial instruments and fair values (Tables)	12 Months Ended
Mar. 28, 2021
Financial Instruments And Fair Value Measurement [Abstract]
Schedule of Fair Value Measurement	The following table gives information about how the fair values of these financial assets and financial liabilities are determined, in particular, the valuation technique(s) and inputs used.

Financial assets/ financial liabilities	Fair value hierarchy	Valuation technique(s) and key input(s)	Relationship of unobservable inputs to fair value
Foreign currency forward contracts	Level 2
Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of various counterparties.
Increases (decreases) in the forward exchange rate increase (decrease) fair value. Increases (decreases) in discount rate decrease (increase) fair value.
Foreign currency and interest rate swap contracts	Level 2
Future cash flows are estimated based on forward exchange rates (from observable forward exchange and interest swap rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of various counterparties.
Increases (decreases) in the forward exchange rate increase (decrease) fair value. Increases (decreases) in discount rate decrease (increase) fair value.

Schedule of Fair Value Measurement of Assets
The following table presents the fair values and fair value hierarchy of the Company’s financial instruments and excludes financial instruments carried at amortized cost that are short-term in nature:

	March 28, 2021					March 29, 2020
	Level 1	Level 2	Level 3	Carrying value	Fair value	Level 1	Level 2	Level 3	Carrying value	Fair value
	$	$	$	$	$	$	$	$	$	$
Financial assets
Cash	477.9	—	—	477.9	477.9	31.7	—	—	31.7	31.7
Derivatives included in other current assets	—	5.9	—	5.9	5.9	—	11.3	—	11.3	11.3
Derivatives included in other long-term assets	—	5.1	—	5.1	5.1	—	5.9	—	5.9	5.9
Financial liabilities
Derivatives included in accounts payable and accrued liabilities	—	8.8	—	8.8	8.8	—	19.0	—	19.0	19.0
Derivatives included in other long-term liabilities	—	19.5	—	19.5	19.5	—	2.9	—	2.9	2.9
Term loan	—	367.8	—	367.8	377.3	—	—	158.1	158.1	159.3

Schedule of Fair Value Measurement of Liabilities
The following table presents the fair values and fair value hierarchy of the Company’s financial instruments and excludes financial instruments carried at amortized cost that are short-term in nature:

	March 28, 2021					March 29, 2020
	Level 1	Level 2	Level 3	Carrying value	Fair value	Level 1	Level 2	Level 3	Carrying value	Fair value
	$	$	$	$	$	$	$	$	$	$
Financial assets
Cash	477.9	—	—	477.9	477.9	31.7	—	—	31.7	31.7
Derivatives included in other current assets	—	5.9	—	5.9	5.9	—	11.3	—	11.3	11.3
Derivatives included in other long-term assets	—	5.1	—	5.1	5.1	—	5.9	—	5.9	5.9
Financial liabilities
Derivatives included in accounts payable and accrued liabilities	—	8.8	—	8.8	8.8	—	19.0	—	19.0	19.0
Derivatives included in other long-term liabilities	—	19.5	—	19.5	19.5	—	2.9	—	2.9	2.9
Term loan	—	367.8	—	367.8	377.3	—	—	158.1	158.1	159.3